Related Party Transactions (Details) - USD ($)						1 Months Ended					3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 19, 2024	Dec. 31, 2023	Feb. 01, 2023	Dec. 07, 2022	Aug. 02, 2022	Sep. 30, 2023	Jul. 17, 2023	Mar. 17, 2023	Sep. 30, 2022	May 31, 2022	Apr. 30, 2024	Apr. 30, 2023	Oct. 31, 2023	Oct. 26, 2023	Jan. 31, 2024	Jan. 31, 2023	Jul. 26, 2022
Related Party Transactions [Line Items]
Purchase shares (in Shares)				107,500	137,084	374,500			35,000		390,000		374,500
Share price (in Dollars per share)						$ 2.12					$ 6.43		$ 2.12
Expire year				3 years	3 years				5 years				3 years
Received amount				$ 245,170	$ 399,075		$ 5,000,000	$ 2,000,000	$ 85,995		$ 422,955				$ 424,826
Percentage of jet services LDA							100.00%
Cash received															$ 2,000,000
Line of credit facility		$ 2,000,000
Accrued interest																$ 53,476
Common stock (in Shares)											291,666,666				291,666,666	291,666,666
Shares received (in Shares)										1,167
Compensation expense										$ 53,200
Options vest and expire term											3 years	3 years
Equity financing	$ 8,400,000										$ 8,400,000
Invested amount											7,120,000
Investment receivable											$ 1,780,000
Number of common stock (in Shares)											3,560,000
Warrant [Member]
Related Party Transactions [Line Items]
Share price (in Dollars per share)														$ 1.93
Expire year													3 years
Received amount															$ 93,450
Minimum [Member]
Related Party Transactions [Line Items]
Share price (in Dollars per share)				$ 3.53	$ 4.09
Common stock (in Shares)																	250,000,000
Maximum [Member]
Related Party Transactions [Line Items]
Share price (in Dollars per share)				$ 3.88	$ 4.5
Common stock (in Shares)																	291,666,666
Options [Member]
Related Party Transactions [Line Items]
Purchase shares (in Shares)			30,000
Share price (in Dollars per share)			$ 3.975
Expire year			3 years
Received amount												$ 75,030			$ 75,030
Common Stock [Member]
Related Party Transactions [Line Items]
Accrued interest																$ 53,436
Common stock (in Shares)																1,026,520
TII Jet Services LDA [Member]
Related Party Transactions [Line Items]
Received amount											$ 300,000
European Investors [Member]
Related Party Transactions [Line Items]
Equity financing	8,400,000
Invested amount	700,000
Other Related Party [Member]
Related Party Transactions [Line Items]
Invested amount	2,620,000
Executives [Member]
Related Party Transactions [Line Items]
Share price (in Dollars per share)						1.93					$ 2.37		$ 1.93
Director [Member]
Related Party Transactions [Line Items]
Share price (in Dollars per share)						$ 2.65							$ 2.65
Invested amount	4,500,000
Chief Financial Officer [Member] | Warrant [Member]
Related Party Transactions [Line Items]
Purchase shares (in Shares)														87,500
CEO [Member]
Related Party Transactions [Line Items]
Shares received (in Shares)										11,667
Independent Directors [Member]
Related Party Transactions [Line Items]
Share price (in Dollars per share)									$ 3.59
Employees [Member]
Related Party Transactions [Line Items]
Share price (in Dollars per share)											$ 2.61
Son [Member]
Related Party Transactions [Line Items]
Invested amount	$ 500,000